Derivative Liabilities (Details) - Schedule of number of investor warrants outstanding weighted average exercise price - Investor Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivative Liabilities (Details) - Schedule of number of investor warrants outstanding weighted average exercise price [Line Items]
Number of Outstanding, Beginning	1,086,759	1,410,146
Weighted Average Exercise Price, Beginning	$ 36	$ 35
Number Granted	2,900,074	79,937
Weighted Average Exercise Price, Granted	$ 10	$ 18
Number Exercised	(274,562)
Weighted Average Exercise Price, Exercised	$ 10
Number Expired	(3,712,271)	(403,324)
Weighted Average Exercise Price, Expired	$ 17	$ 41
Number of Outstanding, Ending		1,086,759
Weighted Average Exercise Price, Ending		$ 36
Number of Exercisable		1,086,759
Weighted Average Exercise Price, Exercisable		$ 36